Income Taxes (Details) ¥ in Millions, $ in Millions		6 Months Ended	12 Months Ended
	Mar. 21, 2018 HKD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2021 CNY (¥)
Income Taxes [Line Items]
Accounting standards rate		25.00%
Taxable income (in Yuan Renminbi)		¥ 1	¥ 3
Preferential tax rate		5.00%
Minimum [Member]
Income Taxes [Line Items]
Profits tax rates (in Dollars) | $	$ 2
Tax percentage	8.25%
Taxable income (in Yuan Renminbi)		¥ 1
Maximum [Member]
Income Taxes [Line Items]
Profits tax rates (in Dollars) | $	$ 2
Tax percentage	16.50%
Taxable income (in Yuan Renminbi)		¥ 3
Preferential tax rate		10.00%